CONSOLIDATED INCOME STATEMENT - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Net revenues	€ 3,766,615	€ 3,420,321	€ 3,416,890
Cost of sales	1,805,310	1,622,905	1,650,860
Selling, general and administrative costs	343,179	327,341	329,065
Research and development costs	699,211	643,038	657,119
Other expenses, net	4,991	3,195	6,867
Result from investments	3,522	2,665	2,437
EBIT	917,446	826,507	775,416
Net financial expenses	42,082	23,563	29,260
Profit before taxes	875,364	802,944	746,156
Income tax expense	176,656	16,317	208,760
Net profit	698,708	786,627	537,396
Net profit attributable to:
Owners of the parent	695,818	784,678	535,393
Non-controlling interests	€ 2,890	€ 1,949	€ 2,003
Basic earnings per common share (in € per share)	€ 3.73	€ 4.16	€ 2.83
Diluted earnings per common share (in € per share)	€ 3.71	€ 4.14	€ 2.82